Financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial expenses
Interest and amortization of debt issue costs	$ (48,779)	$ (29,977)	$ (28,955)
Interest with related parties (Note 34)			(1,606)
Less: amounts capitalised on qualifying assets		367	258
Bank charges and other financial results	(9,909)	(6,900)	(5,513)
Unwinding of long-term liabilities	(5,894)	(4,560)	(3,505)
Financial expenses total	(64,582)	(41,070)	(39,321)
Financial income
Interest received	3,166	2,360	3,059
Financial income total	3,166	2,360	3,059
Foreign exchange gains and losses
Foreign exchange loss, net	(2,720)	(6,163)	(11,323)
Realized result on currency risk management contracts	(9,414)	2,843
Unrealized result on currency risk management contracts	(874)	874
Foreign exchange gains and losses total	(13,008)	(2,446)	(11,323)
Total Financial results	$ (74,424)	$ (41,156)	$ (47,585)